RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Sales
Related Party Transaction
Related party transaction amounts of transaction	¥ 11,061	¥ 8,015	¥ 7,835
Purchases
Related Party Transaction
Related party transaction amounts of transaction	6,496	23,749	19,326
Ying De | Sales
Related Party Transaction
Related party transaction amounts of transaction	6,384	1,818	3,134
Ying De | Purchases
Related Party Transaction
Related party transaction amounts of transaction	162	14,012	11,700
Linze Origin Seeds Ltd | Purchases
Related Party Transaction
Related party transaction amounts of transaction			4,706
Beijing Shihui | Purchases
Related Party Transaction
Related party transaction amounts of transaction			360
Liantaide | Purchases
Related Party Transaction
Related party transaction amounts of transaction	6,334	9,708
Shareholders | Sales
Related Party Transaction
Related party transaction amounts of transaction	¥ 4,677	¥ 3,574	4,701
Percentage of company's sale	5.00%	6.80%
Shareholders | Purchases
Related Party Transaction
Related party transaction amounts of transaction			2,227
Shareholders | Borrowing | Minimum
Related Party Transaction
Borrowing interest rate	5.80%
Shareholders | Borrowing | Maximum
Related Party Transaction
Borrowing interest rate	12.00%
Henan Agriculture University | Sales
Related Party Transaction
Related party transaction amounts of transaction	¥ 0	¥ 5
The Close family of the Company's Chairman | Sales
Related Party Transaction
Related party transaction amounts of transaction	¥ 0	2,618
The Close family of the Company's Chairman | Purchases
Related Party Transaction
Related party transaction amounts of transaction		¥ 29	¥ 333